Initial Public Offering	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
FS DEVELOPMENT CORP. II
Initial Public Offering
Note 3 — Proposed Public Offering
Pursuant to the Proposed Public Offering, the Company intends to offer for sale 10,000,000 shares of Class A Common stock at a price of $10.00 per share.
The Company will grant the underwriters a
45-day
option from the date of the final prospectus relating to the Proposed Public Offering to purchase up to 1,500,000 additional shares of Class A common stock to cover over-allotments, if any, at the Proposed Public Offering price, less underwriting discounts and commissions.

Note 3 — Initial Public Offering
On February 19, 2021, the Company consummated its Initial Public Offering of 20,125,000 Public Shares, including the issuance of 2,625,000 shares as a result of the underwriter’s exercise in full of its over-allotment option, at $10.00 per share, generating gross proceeds of approximately $201.3 million, and incurring offering costs of approximately $11.5 million, of which approximately $7.0 million was for deferred underwriting commissions.